Summary of Significant Accounting Policies - Schedule of Digital Currencies (Details) (10-K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Digital currencies, Beginning balance	$ 4	$ 18	$ 30
Additions of digital currencies from mining	286	1,434	836
Additions of digital currencies from the sale of property and equipment		53
Payment of digital currencies to management partners		(90)	(198)
Realized gain on sale of digital currencies	(6)	29	46
Net realizable value adjustment	(1)	(2)	(22)
Sale of digital currencies	(277)	(1,438)	(674)
Digital currencies, Ending balance	$ 6	$ 4	$ 18